LONG-TERM DEBT (Details)	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended				36 Months Ended		1 Months Ended	12 Months Ended							1 Months Ended				1 Months Ended			1 Months Ended	3 Months Ended					1 Months Ended			1 Months Ended				1 Months Ended						1 Months Ended			1 Months Ended												1 Months Ended						1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended				1 Months Ended			1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2012 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2011 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2010 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2009 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2006 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member] USD ($)	Oct. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member]	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Mar. 31, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Mar. 31, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Feb. 28, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]	Mar. 31, 2013 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Dec. 31, 2012 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Feb. 08, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Oct. 31, 2012 NOK 600 million senior unsecured bond [Member] USD ($)	Mar. 31, 2013 NOK 600 million senior unsecured bond [Member] USD ($)	Dec. 31, 2012 NOK 600 million senior unsecured bond [Member] USD ($)	Jan. 31, 2013 3.25% Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Mar. 31, 2013 3.25% Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Dec. 31, 2012 3.25% Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Feb. 08, 2011 3.25% Senior Unsecured Convertible Bonds Due 2018 [Member]	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] USD ($)	Apr. 30, 2006 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 210 million secured term loan facility [Member] USD ($) subsidiaries vessels	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 210 million secured term loan facility [Member] USD ($)	Aug. 31, 2007 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 149 million secured term loan facility [Member] USD ($) subsidiaries vessels	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 149 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 149 million secured term loan facility [Member] USD ($)	Jan. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 149 million secured term loan facility [Member] vessels	Jan. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 77 million secured term loan facility [Member] USD ($) vessels subsidiaries	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 77 million secured term loan facility [Member] USD ($)	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)
Feb. 28, 2008
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member]
US$ 30 million secured revolving credit facility (February 2008) [Member]
USD ($)
Twenty_Foot_Equivalent_Unit

Mar. 31, 2008
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member]
US$ 49 million secured term loan and revolving credit facility [Member]
USD ($)
tankers
subsidiaries
																																														Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)
Sep. 30, 2008
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member]
US$ 58 million secured revolving credit facility [Member]
USD ($)
subsidiaries
vessels
Twenty_Foot_Equivalent_Unit
																																																	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Feb. 28, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Mar. 31, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Mar. 31, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Nov. 30, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 54 million secured term loan facility [Member] USD ($) subsidiaries	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 54 million secured term loan facility [Member] USD ($)	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 28, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 75 million secured term loan facility [Member] USD ($) subsidiaries vessels	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 75 million secured term loan facility [Member] USD ($) vessels	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 75 million secured term loan facility [Member] vessels	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 75 million secured term loan facility [Member] USD ($)
May 31, 2011
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member]
US$ 171 million secured term loan facility [Member]
USD ($)
subsidiaries
vessels
Twenty_Foot_Equivalent_Unit
																																																																							Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 171 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 171 million secured term loan facility [Member] USD ($)	Jun. 30, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Jul. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 167 million secured term loan facility USD ($) subsidiaries vessels	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 167 million secured term loan facility USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 167 million secured term loan facility USD ($)
Mar. 31, 2012
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member]
US$ 184 million secured term loan and revolving credit facility [Member]
USD ($)
subsidiaries
vessels
																																																																														Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($)	Nov. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] $53 million secured term loan facility [Member] USD ($) subsidiaries	Mar. 31, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] $53 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026 [Member] $53 million secured term loan facility [Member] USD ($)
Debt Instrument [Line Items]
Total debt	$ 1,696,091,000		$ 1,831,200,000	$ 0	$ 247,766,000							436,500,000			$ 74,644,000	436,500,000	$ 78,505,000			$ 125,000,000	$ 125,000,000			$ 102,604,000	$ 107,910,000		$ 350,000,000	$ 0		$ 1,043,843,000	$ 1,272,019,000		$ 174,800,000	$ 174,800,000		$ 80,300,000	$ 82,400,000			$ 43,900,000	$ 45,500,000	$ 0	$ 7,000,000			$ 25,400,000	$ 29,300,000		$ 0	$ 23,000,000	$ 34,100,000	$ 34,800,000		$ 111,700,000	$ 313,000,000		$ 34,100,000	$ 34,800,000			$ 44,900,000	$ 45,900,000	$ 75,000,000	$ 52,500,000			$ 67,000,000		$ 68,400,000		$ 137,700,000	$ 140,300,000			$ 126,200,000	$ 130,300,000		$ 36,800,000	$ 36,800,000		$ 52,100,000	$ 53,200,000
Less : current portion of long-term debt	(130,937,000)		(157,689,000)
Total long-term debt, non-current portion	1,565,154,000		1,673,511,000
Long-term Debt, by Maturity [Abstract]
2013 (remaining three months)	97,576,000
2014	302,776,000
2015	133,347,000
2016	183,002,000
2017	192,106,000
Thereafter	787,284,000
Total debt	1,696,091,000		1,831,200,000	0	247,766,000							436,500,000			74,644,000	436,500,000	78,505,000			125,000,000	125,000,000			102,604,000	107,910,000		350,000,000	0		1,043,843,000	1,272,019,000		174,800,000	174,800,000		80,300,000	82,400,000			43,900,000	45,500,000	0	7,000,000			25,400,000	29,300,000		0	23,000,000	34,100,000	34,800,000		111,700,000	313,000,000		34,100,000	34,800,000			44,900,000	45,900,000	75,000,000	52,500,000			67,000,000		68,400,000		137,700,000	140,300,000			126,200,000	130,300,000		36,800,000	36,800,000		52,100,000	53,200,000
Weighted average interest rate (in hundredths)																														4.30%	4.17%
Three month dollar LIBOR rate (in hundredths)																														0.28%	0.31%
Three month Norwegian kroner NIBOR rate (in hundredths)																														1.92%	1.83%
Maturity date of debt				2013							2014								2016				10/19/2017			2018
Debt instrument, face amount										580,000,000								500,000,000				125,000,000	600,000,000			350,000,000						210,000,000			149,000,000				77,000,000					30,000,000	49,000,000			58,000,000					42,600,000			725,000,000			42,600,000	54,000,000					95,000,000	75,400,000				171,000,000			55,000,000	166,800,000			184,000,000			53,200,000
Stated interest rate										8.50%												3.75%				3.25%
Redemption price of debt, old rate (in hundredths)										104.25%
Redemption price of debt, new rate (in hundredths)										100.00%
Amount of debt repurchased					26,400,000	21,900,000	5,000,000	148,000,000	130,900,000			10,000,000	13,000,000	40,500,000
Gain/(loss) on repurchase of bonds	(1,109,000)	80,000	(122,000)	(1,100,000)	(122,000)	500,000	(13,000)	20,600,000
Earliest redemption date											Oct. 07, 2013
Latest redemption date											Apr. 06, 2014
Notice of redemption (in days)																		30 days					30 days
Redemption price of debt (in hundredths)																		100.50%					100.50%
Convertible bonds time period																						10 days							10 days
Conversion price (in dollars per share)																				$ 21.73		$ 27.05				$ 21.945
Premium of conversion price to share price (in hundredths)																						35.00%				33.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																				130.00%
Shares loaned to affliate																										6,060,606
Related party share loan fee																										1,000,000
Financing costs, not amortized	20,756,000	0	0																								20,800,000
Amortization of deferred charges	2,591,000	1,421,000	5,866,000																								700,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement																																5			5				2						2			2												2						3				8				5			4			2
Number of new vessels acquired that were partly funded by secured term loan facility																																5			5				2						2
Minimum revenue level by vessel-owning subsidiaries																																25,000,000
Term of loan																																12 years			7 years				7 years					7 years	10 years			5 years					5 years			5 years			5 years	8 years					7 years	8 years				10 years				6 years			12 years			5 years
Available borrowing capacity																																										6,000,000				2,600,000			18,800,000					208,700,000
Current borrowing capacity with restrictions																																																																														9,200,000
Number of vessels sold																																						1																2	7
Number of remaining vessels relating to loan facility																																						4																17
Capacity of container vessel in twenty-foot equivalent units (TEU)																																												1,700				1,700																						1,700
Number of vessels against which loan was secured																																																2								26										3				7				5			4
Number of vessels delivered																																																																			1	2
Debt facility undrawn portion																																																																							17,700,000
Amount available to draw																																																																														147,200,000
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																																																									50.00%
Refinaced debt																																																																										350,000,000
Debt covenant, fair market value of vessels minimum percentage	100.00%
Debt covenant, fair market value of vessels maximum percentage	140.00%
Debt covenant, minimum available cash on consolidated basis	$ 25,000,000
Debt covenant, maximum ratio of total liabilities to adjusted total assets	0.80